Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 10,000,000 authorized, 0 and 20,550 outstanding	$ 792	$ 18,950
Cash and Cash Equivalents	634,478	4,856,232
Marketable Securities (Note 11)	576,888
Accounts Receivable	45,017	38,283
Inventories	289,249	231,740
Prepaid Expense and other assets	163,188	271,579
Total Current Assets	1,708,820	5,397,834
Fixed Assets, net	110,910	139,598
Intangibles, net	97,335	94,987
Total Assets	1,917,065	5,632,419
Accounts Payable	648,061	650,413
Accrued Expenses	820,114	864,295
Deferred Revenue	5,000	5,000
Total Current Liabilities	1,473,175	1,519,708
Accrued Expenses	432,376
Total Liabilities	1,905,551	1,519,708
Commitments and Contingencies
Common Stock, $.01 par value, 4,000,000 authorized, 208,259 and 123,711 outstanding	34,048	2,080
Additional paid-in capital	46,257,774	44,584,118
Accumulated deficit	(46,285,679)	(40,492,437)
Accumulated Other Comprehensive Income	4,579
Total Stockholders' Equity	11,514	4,112,711
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,917,065	$ 5,632,419